Alliance Revenue (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	[1]	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Alliance revenue	$ 482		$ 341	$ 939	$ 627
Enhertu
Disclosure of products and services [line items]
Alliance revenue				683	475
Tezspire
Disclosure of products and services [line items]
Alliance revenue				180	105
Beyfortus
Disclosure of products and services [line items]
Alliance revenue				26
Other Alliance Revenue
Disclosure of products and services [line items]
Alliance revenue				$ 50	$ 47

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.